Deferred Income Tax - Deferred Tax Benefit and Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	¥ 152,515	¥ 310,959	¥ 56,011
Derivative financial instruments [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	115,321	142,796
Loans and advances [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	62,423	64,071
Investment securities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	(31,809)	46,020
Retirement benefits [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	20,125	6,560
Right of use assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	8,662	5,253
Lease liabilities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	(8,420)	(4,899)
Provision for interest repayment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	(2,678)	24,415
Goodwill and intangible assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	2,639	6,690
Lease transactions [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	1,981	804
Property, plant and equipment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	645	1,027
Tax losses carried forward [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	(261)	(10,807)
Other temporary differences—net
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit	¥ (16,113)	¥ 29,029